Working capital - Analysis of provisions for obsolescence of inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Classes of inventory [Line Items]
Balance at beginning of the year	£ 94	£ 96	£ 98
Exchange differences	(27)	6	(8)
Income statement charge	55	6	20
Utilised	(19)	(13)	(14)
Sale of businesses	(1)	(1)	0
Ending balance	£ 102	£ 94	£ 96